Condensed Consolidated Statements of Cash Flows (Unaudited) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Cash flows from operating activities:
Net loss	$ (85,363)	$ (79,120)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization	3,411	3,986
Non-cash share-based compensation	5,069	5,262
Non-cash interest expense	9,864	3,599
Foreign exchange differences	(6,283)	5,241
Loss on termination of operating lease	95	0
Loss on disposal of property and equipment	3,812	0
Deferred income tax	(282)	(427)
Changes in operating assets and liabilities:
Prepaid expenses and other current assets	(1,591)	(10,096)
Prepaid expenses and other non-current assets	1,817	255
Long-term deposits	51	0
Accounts payable	3,263	(319)
Accrued expenses and other liabilities	(9,530)	6,121
Current and non-current operating lease liabilities, net of operating lease right of use assets	(4,899)	(340)
Net cash used in operating activities	(80,566)	(65,838)
Cash flows from investing activities:
Purchases of property and equipment	(8,011)	(3,411)
Net cash used in investing activities	(8,011)	(3,411)
Cash flows from financing activities:
Payments of equity issuance costs	(910)	(1)
Net cash used in financing activities	(910)	(1)
Effect of exchange rate changes on cash, cash equivalents and restricted cash	14,558	(24,664)
Net decrease in cash, cash equivalents and restricted cash	(74,929)	(93,914)
Cash, cash equivalents and restricted cash, beginning of period	382,761	310,676
Cash, cash equivalents and restricted cash, end of period	307,832	216,762
Supplemental non-cash flow information
Property and equipment purchases included in accounts payable and accrued expenses	2,262	4,915
Right of use assets obtained in exchange for operating lease liabilities	32,903	0
Right of use assets terminated and obtained in exchange for operating lease liabilities, net	(1,110)	0
Capitalized implementation costs included in accrued expenses	116	0
Issuance costs included in accounts payable and accrued expenses	0	16
Capitalized share-based compensation	15	0
Reconciliation of cash, cash equivalents and restricted cash reported within the condensed consolidated balance sheets:
Cash and cash equivalents	307,500	216,437
Restricted cash	332	325
Total cash, cash equivalents and restricted cash	$ 307,832	$ 216,762